Transactions with Related Parties and Affiliates - Revolving Loans to Navios Europe and Others (Details) - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 17, 2017	Nov. 15, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 18, 2015	Dec. 18, 2013	Oct. 09, 2013
Long- term debt				$ 493,463	$ 523,776
Investment in affiliates				52,122	1,257
Loans receivable from affiliates				$ 11,706	2,422
Navios Europe I
Ownership percentage				5.00%					5.00%
Long- term debt				$ 10,000
Navios Europe II
Ownership percentage				5.00%			5.00%
Navios Holdings
Supplemental credit default insurance maximum cash payment			$ 20,000
Navios Revolving Loans I | Navios Europe I
Loans receivable from affiliates				$ 1,205	750
Accrued interest income				489	310
Navios Revolving Loans II | Navios Europe II
Loans receivable from affiliates				9,772	1,221
Accrued interest income				1,801	288
Navios Term Loans I | Navios Europe I
Investment in affiliates				500
Accrued interest income				334	235
Navios Term Loans I | Navios Revolving Loans I | Navios Holdings
Preferred distribution percentage		12.70%
Navios Term Loans II | Navios Europe II
Investment in affiliates				700
Accrued interest income				$ 395	216
Navios Holdings | Navios Europe I
Ownership percentage									47.50%
Navios Holdings | Navios Europe II
Ownership percentage							47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity								$ 24,100
Preferred distribution percentage				12.70%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity							$ 43,500
Preferred distribution percentage				18.00%
Available amount of loan facility				$ 15,003
Increase in available amount of loan facility	$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II | Minimum
Available amount of loan facility				0
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II | Maximum
Available amount of loan facility				15,003
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt				10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt						$ 14,000
Navios Acquisitions | Navios Europe I
Ownership percentage									47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage							47.50%
Navios Europe I
Investment in affiliates				500	640
Navios Europe I | Navios Revolving Loans I
Available amount of loan facility				0	0
Navios Europe II
Investment in affiliates				$ 700	$ 616